Summary of Activity in Two Thousand Seven Plan (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share options (common share equivalents)
Beginning Balance	1,159,346	961,031	943,382
Options granted during the period	341,532	257,428	225,865
Options exercised during the period		(32,495)	(131,076)
Options expired during the period	(38,317)	(6,532)	(54,976)
Options forfeited during the period	(30,748)	(20,086)	(22,164)
Ending Balance	1,431,813	1,159,346	961,031
Options exercisable at period end	757,537
Options vested and expected to vest at period end	1,363,167
Weighted average exercise price
Beginning Balance	$ 26.62	$ 29.63	$ 26.43
Options granted during the period	9.77	14.20	34.14
Options exercised during the period		11.90	19.07
Options expired during the period	31.33	30.99	17.06
Options forfeited during the period	29.97	33.70	32.91
Ending Balance	22.41	$ 26.62	$ 29.63
Options exercisable at period end	27.64
Options vested and expected to vest at period end	$ 22.81
Restricted Share Units
Restricted share units
Beginning Balance	617,523	633,218	703,903
Share units granted during the period	361,152	277,336	235,162
Share units vested during the period	(254,024)	(272,945)	(281,438)
Share units forfeited during the period	(30,748)	(20,086)	(24,409)
Ending Balance	693,903	617,523	633,218
Share units outstanding and expected to vest at period end	624,854
Weighted average grant date fair value
Beginning Balance	$ 21.70	$ 27.99	$ 24.57
Share units granted during the period	9.81	13.01	29.85
Share units vested during the period	24.26	26.00	21.05
Share units forfeited during the period	25.93	30.31	27.39
Ending Balance	14.72	$ 21.70	$ 27.99
Share units outstanding and expected to vest at period end	$ 13.26